UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: June 30 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  July 27 2005

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $165,580


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4649 94850.00 SH       SOLE                 94850.00
ALCOA INC                      COM              013817101     3440 131640.00SH       SOLE                131640.00
AMERICAN INTL GROUP            COM              026874107     4663 80264.00 SH       SOLE                 80264.00
AMERUS GROUP CO.               COM              03072M108     2837 59050.00 SH       SOLE                 59050.00
APACHE CORP                    COM              037411105     4694 72655.00 SH       SOLE                 72655.00
APPLIED MATERIALS INC.         COM              038222105     3204 198037.00SH       SOLE                198037.00
BB&T CORP.                     COM              054937107     4616 115494.00SH       SOLE                115494.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     5379 165545.00SH       SOLE                165545.00
CHEESECAKE FACTORY             COM              163072101     4532 130482.00SH       SOLE                130482.00
CINTAS CORP.                   COM              172908105     3987 103282.00SH       SOLE                103282.00
CISCO SYSTEMS                  COM              17275R102     3887 203712.00SH       SOLE                203712.00
DANAHER CORP                   COM              235851102     4590 87705.00 SH       SOLE                 87705.00
DOVER CORP.                    COM              260003108     4131 113546.00SH       SOLE                113546.00
EGL INC.                       COM              268484102     4245 208920.00SH       SOLE                208920.00
EXPEDITORS INTL                COM              302130109     4444 89225.00 SH       SOLE                 89225.00
EXXON MOBIL CORPORATION        COM              30231G102     6783 118022.00SH       SOLE                118022.00
GENERAL ELECTRIC               COM              369604103      498 14365.00 SH       SOLE                 14365.00
GOLDMAN SACHS GROUP INC        COM              38141G104     4206 41227.00 SH       SOLE                 41227.00
HARLEY-DAVIDSON, INC.          COM              412822108     3994 80525.00 SH       SOLE                 80525.00
HARMONIC INC.                  COM              413160102     1700 351925.00SH       SOLE                351925.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4471 244175.00SH       SOLE                244175.00
HEWLETT-PACKARD                COM              428236103     4057 172574.39SH       SOLE                172574.39
ILLINOIS TOOL WORKS            COM              452308109     4311 54110.00 SH       SOLE                 54110.00
INTEL                          COM              458140100     4040 155284.00SH       SOLE                155284.00
JOHNSON & JOHNSON              COM              478160104      230  3535.00 SH       SOLE                  3535.00
KEYCORP                        COM              493267108      474 14287.00 SH       SOLE                 14287.00
MICROSOFT                      COM              594918104     3594 144687.00SH       SOLE                144687.00
PEPSICO                        COM              713448108     5461 101266.00SH       SOLE                101266.00
PFIZER                         COM              717081103     4251 154136.00SH       SOLE                154136.00
PROCTER & GAMBLE               COM              742718109     4696 89015.00 SH       SOLE                 89015.00
REEBOK INTERNATIONAL           COM              758110100     3542 84680.00 SH       SOLE                 84680.00
SCHERING-PLOUGH                COM              806605101     3215 168680.00SH       SOLE                168680.00
SCHWAB (CHARLES) CORP          COM              808513105     3168 280895.00SH       SOLE                280895.00
SOVEREIGN BANCORP              COM              845905108     5543 248115.00SH       SOLE                248115.00
ST JUDE MEDICAL INC.           COM              790849103     3873 88810.00 SH       SOLE                 88810.00
SUNGARD DATA SYSTEMS           COM              867363103     5240 148980.00SH       SOLE                148980.00
SYMBOL TECHNOLOGIES            COM              871508107     2225 225385.00SH       SOLE                225385.00
TELETECH HOLDINGS INC          COM              879939106     3125 383485.00SH       SOLE                383485.00
TIDEWATER INC.                 COM              886423102     3656 95907.00 SH       SOLE                 95907.00
VALSPAR CORPORATION            COM              920355104     4407 91267.00 SH       SOLE                 91267.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     3021 80920.00 SH       SOLE                 80920.00
WALGREEN                       COM              931422109      232  5036.00 SH       SOLE                  5036.00
WATSON PHARMACEUTICALS         COM              942683103     4154 140528.00SH       SOLE                140528.00
WELLS FARGO COMPANY            COM              949746101     4116 66846.00 SH       SOLE                 66846.00